TCW/DW MID-CAP EQUITY TRUST                 Two World Trade Center, New York,
LETTER TO THE SHAREHOLDERS May 31, 1997     New York 10048


DEAR SHAREHOLDER:

In May 1997, TCW/DW Mid-Cap Equity Trust rose 16.13 percent -- its strongest monthly gain since its inception in February 1996 -- as the rally for growth stocks, which began in mid-April, continued. However, despite this remarkable performance in May, the Fund is still down 6.45 percent for the calendar year-to-date compared to a gain of 9.91 percent for the Standard & Poor's Mid-Cap 400 Composite Stock Price Index (S&P 400) and 4.67 percent for the Lipper Mid-Cap Funds Index.

THE MARKETPLACE

The continued strength of the major market indexes has been based on an increasingly smaller number of stocks. For the period from December 31, 1995, through May 31, 1997, the top 21 best-performing stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500) were responsible for two-thirds of the index's price appreciation.

Over the twelve months ended April 30, 1997, the S&P 500 gained 25.11 percent, while the Russell 2000 Index of smaller-cap stocks was essentially flat. This is the widest differential in performance since the Russell 2000 was created in 1979, and researchers have concluded that this period had the worst relative performance for small stocks since 1937. Within this universe, value stocks dramatically outperformed growth stocks.

However, in April, investor sentiment toward small- and mid-cap growth stocks improved so that these stocks rallied sharply, beginning in late April. This shift could very well mark the turning point of both the relative and absolute performance of these stocks.

There are numerous reasons why mid-cap growth stocks are doing better. The Fund's Investment Adviser, TCW Funds Management, Inc. (TCW), believes the most compelling argument in favor of these stocks is that the popularity of indexing has driven many large-cap stocks to levels that cannot be justified by their growth rates. In addition, the sharp decline in many mid-cap growth stocks since last May has made them

TCW/DW MID-CAP EQUITY TRUST
extremely attractive relative to large caps. And the renewed strength of the dollar, resulting from uncertainty regarding a common European currency, should also help these stocks, as would a cut in the capital gains tax rate.

Signs of moderating economic growth have led to lower interest rates, while investor optimism for double-digit profit growth continues unabated. As long as interest rates do not increase and corporate profit growth remains satisfactory, the overall market outlook remains positive.

THE PORTFOLIO

TCW/DW Mid-Cap Equity Trust invests in sectors of the economy that have historically demonstrated the highest long-term growth rates. Specifically, the Fund is concentrated in technology (33 percent of the portfolio), health care (15 percent), consumer/retail (14 percent) and business service sectors (29 percent). TCW seeks to avoid sectors that are cyclical, fragmented as a result of barriers to entry, have modest to mature growth rates or are a commodity by their nature.

Three sectors with some or all of these characteristics command a significant weight in the S&P Mid-Cap 400 benchmark. Financial, energy and capital goods represent 16 percent, 12 percent and 9 percent of the index, respectively. The trailing twelve-month gains in these sectors are 32 percent, 32 percent and 18 percent, respectively. Although the Fund has modest exposure to specialty financials, it has almost none in energy and capital goods. This dramatic underweighting has substantially hurt performance relative to the benchmark. In addition, because of the malaise hanging over growth stocks generally, several of the Fund's core long-term holdings have not contributed positively to performance, despite continuing to deliver results in excess of Wall Street's expectations.

Over the last three months, TCW believes it has positioned the Fund to participate fully in the recovery of mid-caps in two ways. First, it modestly reduced the number of companies held by the Fund, to ensure that the most promising companies represent relatively large positions in the Fund. In addition, TCW eliminated several positions with declining fundamentals and replaced them with stocks that are believed to be poised to beat Wall Street's expectations over both the short and the long-term.

OUTLOOK

TCW's optimism for the Fund is rooted in the quality of the Fund's portfolio holdings. With an average price-to-earnings (p/e) ratio of 30 times 1997 estimates, the portfolio in total commands a p/e-to-growth ratio of 0.75. Given the high quality of the portfolio's holdings in terms of profitability, balance sheet strength and positive cash flow dynamics, TCW believes the portfolio should command a p/e-to-growth ratio of 1.0.

TCW/DW MID-CAP EQUITY TRUST

Over any reasonable period of time, stock prices tend to track sustainable earnings growth. For this reason, TCW continues to focus exclusively on the fundamentals of the Fund's portfolio holdings. TCW does not attempt to time the market but remains focused on company-specific investment issues such as pricing flexibility, market share gains and improved efficiencies. TCW is confident that the Fund's holdings have solid fundamentals and that, as long as these companies continue to grow profitably, the market will ultimately reward their stock prices.

On June 30, 1997, the Trust's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Trust will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997. A revised prospectus, which includes complete details regarding this change, will be mailed to shareholders in the coming weeks.

We appreciate your support of TCW/DW Mid-Cap Equity Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW MID-CAP EQUITY TRUST

PORTFOLIO OF INVESTMENTS May 31 1997 (unaudited)

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              COMMON STOCKS (99.6%)
              Advertising (4.5%)
 138,700      Outdoor Systems, Inc.*.......    $  4,577,100
 111,100      Snyder Communications,
               Inc.*.......................       3,055,250
                                               ------------
                                                  7,632,350
                                               ------------
              Auto Parts - Original
               Equipment (2.6%)
 273,450      Miller Industries, Inc.*.....       4,477,744
                                               ------------

              Broadcast Media (5.5%)
 122,700      Clear Channel Communications,
               Inc.*.......................       6,487,762
 106,300      Westwood One, Inc.*..........       2,870,100
                                               ------------
                                                  9,357,862
                                               ------------
              Chemicals (0.9%)
  24,600      BetzDearborn, Inc............       1,568,250
                                               ------------

              Commercial Services (16.4%)
  93,825      Apollo Group, Inc. (Class
               A)*.........................       3,283,875
 122,300      Corrections Corp. of
               America*....................       4,433,375
  99,400      CUC International, Inc.*.....       2,286,200
  95,700      Paychex, Inc.................       3,516,975
 106,200      Robert Half International,
               Inc.*.......................       4,553,325
 259,400      Romac International, Inc.*...       7,328,050
  98,800      TeleTech Holdings, Inc.*.....       2,284,750
                                               ------------
                                                 27,686,550
                                               ------------
              Communications - Equipment &
               Software (4.4%)
 134,900      Ascend Communications,
               Inc.*.......................       7,520,675
                                               ------------

              Computer Services (6.1%)
  34,700      Computer Horizons Corp.*.....       1,899,825
 135,200      National Techteam, Inc.*.....       3,295,500
  89,100      Sykes Enterprises, Inc.*.....       2,205,225
  69,700      Transaction Systems
               Architects, Inc.*...........       2,883,837
                                               ------------
                                                 10,284,387
                                               ------------
              Computer Software (0.9%)
  74,600      Pairgain Technologies,
               Inc.*.......................       1,557,275
                                               ------------

              Computer Software &
               Services (16.3%)
  72,700      Avid Technology, Inc.........       1,699,362
  61,500      Baan Company, NV
               (Netherlands)*..............       3,697,687
  24,100      I2 Technologies, Inc.*.......       1,030,275
 112,200      Peoplesoft, Inc.*............       5,792,325

NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
  30,100      Remedy Corp.*................    $  1,207,762
 159,200      Security Dynamics
               Technologies, Inc.*.........       5,850,600
 216,100      Siebel Systems, Inc.*........       5,699,638
  82,000      Yahoo! Inc.*.................       2,644,500
                                               ------------
                                                 27,622,149
                                               ------------
              Consumer Business Services (1.2%)
  36,900      CBT Group PLC (ADR)
               (Ireland)*..................       2,011,050
                                               ------------

              Drugs (1.5%)
  76,200      Biogen, Inc.*................       2,524,125
                                               ------------

              Electronics - Semiconductors/
               Components (2.8%)
  87,300      Maxim Integrated Products,
               Inc.*.......................       4,692,375
                                               ------------

              Entertainment (3.0%)
 114,000      Mirage Resorts, Inc.*........       2,721,750
  71,450      Regal Cinemas, Inc.*.........       2,331,056
                                               ------------
                                                  5,052,806
                                               ------------
              Financial Services (2.1%)
 115,300      Credit Acceptance Corp.*.....       1,614,200
  38,000      Price (T.) Rowe Associates,
               Inc.........................       1,871,500
                                               ------------
                                                  3,485,700
                                               ------------
              Hospital Management (2.3%)
 134,750      Health Management Associates,
               Inc. (Class A)*.............       3,941,438
                                               ------------

              Hotels/Motels (1.5%)
  46,200      HFS, Inc.*...................       2,489,025
                                               ------------

              Insurance (2.0%)
 103,500      Hartford Life, Inc. (Class
               A)*.........................       3,467,250
                                               ------------

              Internet (2.3%)
  92,700      E*TRADE Group, Inc.*.........       1,622,250
  74,700      Netscape Communications
               Corp.*......................       2,203,650
                                               ------------
                                                  3,825,900
                                               ------------
              Machinery - Diversified
               (0.9%)
  60,000      Stewart & Stevenson
               Services, Inc...............       1,575,000
                                               ------------

              Manufacturing (1.7%)
 111,500      Cognex Corp.*................       2,899,000
                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

PORTFOLIO OF INVESTMENTS May 31 1997 (unaudited) continued


NUMBER OF
 SHARES                                           VALUE
-----------------------------------------------------------
              Media Group (1.0%)
  38,600      Lin Television Corp.*........    $  1,664,625
                                               ------------

              Medical Products & Supplies
               (3.4%)
  85,000      Omnicare, Inc................       2,433,125
 131,600      Safeskin Corp.*..............       3,306,450
                                               ------------
                                                  5,739,575
                                               ------------
              Medical Services (5.6%)
 193,400      Coventry Corp.*..............       2,804,300
  38,500      Oxford Health Plans, Inc.*...       2,704,625
 137,900      PhyCor, Inc.*................       3,930,150
                                               ------------
                                                  9,439,075
                                               ------------
              Pharmaceuticals (2.0%)
  83,500      Dura Pharmaceuticals,
               Inc.*.......................       3,329,563
                                               ------------

              Publishing (0.3%)
  46,700      Playboy Enterprises, Inc.
               (Class B)*..................         548,725
                                               ------------

              Recreation (2.0%)
 118,100      Signature Resorts, Inc.*.....       3,439,663
                                               ------------

              Restaurants (1.2%)
  66,500      Starbucks Corp.*.............       2,094,750
                                               ------------

              Retail - Specialty (4.0%)
 114,200      Bed Bath & Beyond, Inc.*.....       3,240,425
 181,200      Just For Feet, Inc.*.........       3,556,050
                                               ------------
                                                  6,796,475
                                               ------------
              Telecommunications Equipment (1.2%)
  35,500      Advanced Fibre
               Communications, Inc.*.......       1,948,063
                                               ------------

              TOTAL COMMON STOCKS
               (Identified Cost
               $140,264,146)...............     168,671,425
                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                         VALUE
-----------------------------------------------------------
              SHORT-TERM INVESTMENT (1.0%)
              REPURCHASE AGREEMENT
$  1,689      The Bank of New York 5.4375%
               due 06/02/97 (dated
               05/30/97; proceeds
               $1,690,247; collateralized
               by $859,029 Federal Home
               Loan Banks 5.49% due
               02/02/01 valued at $843,705,
               and $895,833 Federal
               National Mortgage Assoc.
               5.44% due 01/24/97 valued at
               $879,566) (Identified Cost
               $1,689,481).................    $  1,689,481
                                               ============

TOTAL INVESTMENTS
(Identified Cost $141,953,627)
(a)................................  100.6%     170,360,906


LIABILITIES IN EXCESS OF
OTHER ASSETS......................    (0.6)     (1,008,160)
                                      ----     ------------


NET ASSETS.........................  100.0%    $169,352,746
                                     =====     ============


---------------------

ADR     American Depository Receipt.
 *      Non-income producing security.
(a)     The aggregate cost for federal income tax
        purposes approximates identified cost. The
        aggregate gross unrealized appreciation is
        $32,127,570 and the aggregate gross unrealized
        depreciation is $3,720,291, resulting in net
        unrealized appreciation of $28,407,279.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 1997 (unaudited)

ASSETS:
Investments in securities, at value
 (identified cost $141,953,627).......................................    $170,360,906
Receivable for:
    Investments sold..................................................       2,469,534
    Shares of beneficial interest sold................................         223,612
    Dividends.........................................................           1,488
Deferred organizational expenses......................................         123,820
Prepaid expenses......................................................          54,923
                                                                          ------------

    TOTAL ASSETS......................................................     173,234,283
                                                                          ------------

LIABILITIES:
Payable for:
    Investments purchased.............................................       3,498,580
    Plan of distribution fee..........................................         137,027
    Management fee....................................................          82,216
    Investment advisory fee...........................................          54,811
    Shares of beneficial interest repurchased.........................          45,886
Organizational expenses...............................................           3,446
Accrued expenses......................................................          59,571
                                                                          ------------

    TOTAL LIABILITIES.................................................       3,881,537
                                                                          ------------

NET ASSETS:
Paid-in-capital.......................................................     178,476,425
Net unrealized appreciation...........................................      28,407,279
Net investment loss...................................................      (1,864,884)
Accumulated net realized loss.........................................     (35,666,074)
                                                                          ------------

    NET ASSETS........................................................    $169,352,746
                                                                          ============

NET ASSET VALUE PER SHARE,
 17,422,091 shares outstanding
 (unlimited shares authorized of $.01 par value)......................           $9.72
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

STATEMENT OF OPERATIONS
For the six months ended May 31, 1997 (unaudited)

NET INVESTMENT INCOME:
INCOME
Interest..............................................................    $    104,843
Dividends.............................................................          45,373
                                                                          ------------

    TOTAL INCOME......................................................         150,216
                                                                          ------------

EXPENSES
Plan of distribution fee..............................................         878,613
Management fee........................................................         527,168
Investment advisory fee...............................................         351,445
Transfer agent fees and expenses......................................         146,424
Shareholder reports and notices.......................................          20,285
Professional fees.....................................................          19,843
Registration fees.....................................................          18,670
Organizational expenses...............................................          16,425
Trustees' fees and expenses...........................................          14,281
Custodian fees........................................................           9,583
Other.................................................................          12,363
                                                                          ------------

    TOTAL EXPENSES....................................................       2,015,100
                                                                          ------------

    NET INVESTMENT LOSS...............................................      (1,864,884)
                                                                          ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.....................................................     (24,090,097)
Net change in unrealized appreciation.................................       2,830,057
                                                                          ------------

    NET LOSS..........................................................     (21,260,040)
                                                                          ------------

NET DECREASE..........................................................    $(23,124,924)
                                                                          ============

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                           FOR THE PERIOD
                                                        FOR THE SIX      FEBRUARY 27, 1996*
                                                        MONTHS ENDED          THROUGH
                                                        MAY 31, 1997     NOVEMBER 30, 1996
-------------------------------------------------------------------------------------------
                                                        (unaudited)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss.................................    $ (1,864,884)       $  (2,370,756)
Net realized loss...................................     (24,090,097)         (11,575,977)
Net change in unrealized appreciation...............       2,830,057           25,577,222
                                                        ------------        -------------

    NET INCREASE (DECREASE).........................     (23,124,924)          11,630,489

Net increase (decrease) from transactions in shares
 of beneficial interest.............................     (12,796,422)         193,543,603
                                                        ------------        -------------

    NET INCREASE (DECREASE).........................     (35,921,346)         205,174,092
NET ASSETS:
Beginning of period.................................     205,274,092              100,000
                                                        ------------        -------------

    END OF PERIOD
    (Including a net investment loss of $1,864,884
    and 0, respectively)............................    $169,352,746        $ 205,274,092
                                                        ============        =============

---------------------
* Commencement of operations.

        SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Mid-Cap Equity Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), to effect the Fund's initial capitalization. The Fund commenced operations on February 27, 1996.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- InterCapital paid the organizational expenses of the Fund in the amount of approximately $165,000 which will be reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and others who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate DWR and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed distribution expenses.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, total $9,640,254 at May 31, 1997.

The Distributor has informed the Fund that for the six months ended May 31, 1997, it received approximately $450,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 1997 aggregated $52,791,707 and $62,384,313, respectively.

Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At May 31, 1997, the Fund had transfer agent fees and expenses payable of approximately $30,000.

TCW/DW MID-CAP EQUITY TRUST

NOTES TO FINANCIAL STATEMENTS May 31, 1997 (unaudited) continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:


                                                                          FOR THE SIX                      FOR THE PERIOD
                                                                         MONTHS ENDED                    FEBRUARY 27, 1996*
                                                                         MAY 31, 1997                          THROUGH
                                                                  ---------------------------             NOVEMBER 30, 1996
                                                                          (unaudited)                ---------------------------
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
Sold..........................................................     1,871,156     $ 18,162,376        20,260,721     $209,433,376
Repurchased...................................................    (3,251,876)     (30,958,798)       (1,467,910)     (15,889,773)
                                                                  ----------     ------------        ----------     ------------
Net increase (decrease).......................................    (1,380,720)    $(12,796,422)       18,792,811     $193,543,603
                                                                  ==========     ============        ==========     ============

---------------------
* Commencement of operations.

7. FEDERAL INCOME TAX STATUS

At November 30, 1996, the Fund had a net capital loss carryover of approximately $11,576,000 which will be available through November 30, 2004 to offset future capital gains to the extent provided by regulations.

8. SUBSEQUENT EVENT

On June 30, 1997, the Fund's Board of Trustees approved a proposal to adopt a multiple class share structure. Through this arrangement, the Fund will offer four classes of shares with various sales charges, ongoing fees and other features. This conversion is scheduled to take place on July 28, 1997.

TCW/DW MID-CAP EQUITY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                                                           FOR THE SIX         FEBRUARY 27, 1996*
                                                                                           MONTHS ENDED             THROUGH
                                                                                           MAY 31, 1997        NOVEMBER 30, 1996
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           (unaudited)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................................................         $  10.92               $  10.00
                                                                                             --------               --------
Net investment loss.................................................................            (0.11)                 (0.13)
Net realized and unrealized gain (loss).............................................            (1.09)                  1.05
                                                                                             --------               --------
Total from investment operations....................................................            (1.20)                  0.92
                                                                                             --------               --------
Net asset value, end of period......................................................         $   9.72               $  10.92
                                                                                             ========               ========
TOTAL INVESTMENT RETURN+............................................................           (10.99)%(1)              9.20% (1)

RATIOS TO AVERAGE NET ASSETS:
Expenses............................................................................             2.29%(2)               2.28% (2)
Net investment loss.................................................................            (2.12)%(2)             (1.79)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.............................................         $169,353               $205,274
Portfolio turnover rate.............................................................               31%(1)                 25% (1)
Average commission rate paid........................................................          $0.0554                $0.0577

---------------------
 *  Commencement of operations.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.
Adviser
TCW Funds Management, Inc.



The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.





TCW/DW
MID-CAP
EQUITY TRUST

[PHOTO]

Semiannual Report
May 31, 1997